Equity accounted investments - ROMPCO (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Significant events and transactions
Cash and cash equivalents	R 53,926	R 43,140
Total assets	433,838	419,548
Non-current liabilities	143,554	134,576
Tax payable	1,876	3,142	R 806
Summarised income statement
Turnover	289,696	272,746	201,910
Depreciation and amortisation	(16,491)	(14,073)	(17,644)
Other operating expenses	(9,023)	(31,834)	(6,884)
Earnings before interest and tax (EBIT)	21,520	61,417	16,619
Finance income	2,253	1,020	856
Finance costs	(9,259)	(6,896)	(6,758)
Earnings before tax	14,514	55,541	10,717
Taxation	(5,181)	(13,869)	(185)
Earnings for the year	9,333	41,672	10,532
Reconciliation of summarised financial information
Acquisition		56
Earnings before tax for the year	14,514	55,541	10,717
Taxation	(5,181)	(13,869)	(185)
Dividends paid	(14,187)	(908)	R (492)
Carrying value of equity accounted investment	14,804	12,684
Contingent liabilities incurred in relation to interests in associates	0	0
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Significant events and transactions
Non-current assets	4,334	3,881
Cash and cash equivalents	1,070	1,056
Other current assets	613	373
Total assets	6,017	5,310
Non-current liabilities	736	812
Other current liabilities	116	125
Tax payable	493	51
Total liabilities	1,345	988
Net assets	4,672	4,322
Summarised income statement
Turnover	4,270
Depreciation and amortisation	(563)
Other operating expenses	(266)
Earnings before interest and tax (EBIT)	3,441
Finance income	85
Finance costs	(10)
Earnings before tax	3,516
Taxation	(1,330)
Earnings for the year	2,186
The Group's share of profits of equity accounted investment	437
Share of profit before tax	703
Taxation	(266)
Reconciliation of summarised financial information
Net assets at the beginning of the year	4,322
Acquisition		4,322
Earnings before tax for the year	3,516
Taxation	(1,330)
Other movements	140
Dividends paid	(1,976)
Net assets at the end of the year	4,672	4,322
Carrying value of equity accounted investment	2,823	2,753
Historical net asset value	934	864
Fair value adjustment on acquisition of investment	R 1,889	R 1,889
Percentage of historical net asset value	20.00%
Share of pre-tax profits (as a percent)	20.00%